GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Aug. 31, 2023
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
GENERAL AND ADMINISTRATIVE EXPENSES	Year Ending August 31, 2023	Year Ending August 31, 2022	Year Ending August 31, 2021
Salaries and benefits	$1,220	$1,594	$1,794
Legal	320	754	505
Technical consulting fees	549	364	405
Accounting	383	317	331
Insurance	353	368	311
Regulatory fees	209	276	252
Shareholder relations	184	108	235
Depreciation	83	91	122
Travel	282	196	96
Severance	-	-	828
Other	311	273	242
Total	$3,894	$4,341	$5,121